SCHEDULE OF CONSOLIDATED NET SALES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 10,878,242	$ 16,102,136
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	10,306,213	14,699,480
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	556,639	769,229
KOREA, REPUBLIC OF
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	15,390	441,666
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		$ 191,761